EMPLOYEE EQUITY INCENTIVE PLAN (Details 1) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Options Outstanding-Number of Shares
Balance at January 1	15,448,056	9,018,609
Granted		13,164,340
Exercised		(6,734,893)
Cancelled
Balance at December 31		15,448,056
Options Outstanding-Weighted Average Exercise Price
Balance at January 1	$ 0.27	$ 0.72
Granted		0.25
Cancelled		0.81
Balance at December 31		$ 0.27
Balance as of December 31		2 years 3 months 19 days
Employee Stock Options
Options Outstanding-Number of Shares
Balance at January 1	14,824,158	5,625,000
Granted	2,854,000	9,958,031
Exercised	(436,011)	(636,780)
Cancelled	(2,454,761)	(122,093)
Balance at December 31	14,377,570	14,824,158
Options Outstanding-Weighted Average Exercise Price
Balance at January 1	$ 0.52	$ 0.59
Granted	0.5	0.78
Exercised	0.16	0.5
Cancelled	0.73	0.55
Balance at December 31	$ 0.76	$ 0.52
Balance as of December 31	8 years 5 months 23 days	8 years 6 months
Exercisable at December 31	8 years 6 months	8 years 6 months